Per Share Amounts (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule Representing Per Share Amounts

For the years ended December 31,	2021	2020	2019
Net Earnings (Loss)	587	(2,379)	2,194
Effect of Cumulative Dividends on Preferred Shares	(34)	—	—
Net Earnings (Loss) – Basic and Diluted	553	(2,379)	2,194

Basic – Weighted Average Number of Shares	2,016.2	1,228.9	1,228.8
Dilutive Effect of Warrants	27.6	—	—
Dilutive Effect of Net Settlement Rights	1.3	—	0.6
Diluted – Weighted Average Number of Shares	2,045.1	1,228.9	1,229.4

Net Earnings (Loss) Per Common Share – Basic ($)	0.27	(1.94)	1.78
Net Earnings (Loss) Per Common Share – Diluted ($)	0.27	(1.94)	1.78

Disclosure Of Dividends To Shareholders
C) Preferred Share Dividends

For the year ended December 31, 2021	Total
Series 1 First Preferred Shares	7
Series 2 First Preferred Shares	1
Series 3 First Preferred Shares	12
Series 5 First Preferred Shares	9
Series 7 First Preferred Shares	5
Total Declared and Paid Preferred Share Dividends	34